Reconciliation of operating profit to a headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Operating profit	[1]	£ 1,295.9	£ 1,245.3	[2]	£ 1,577.9	[2]
Goodwill impairment	[3]	47.7	176.5	[2]	27.1	[2]
Gains on disposal of investments and subsidiaries		(40.4)	(237.9)		(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.4)	(2.0)		0.3
Investment write-downs		7.5	2.0		91.7
Litigation settlement		(16.8)
Gain on sale of freehold property in New York	[1]	7.9
Continuing Operation [Member]
Statement [Line Items]
Operating profit		1,295.9	1,245.3	[1],[2]	1,577.9	[2]
Amortisation and impairment of acquired intangible assets		121.5	201.8	[1],[2]	138.0	[2]
Goodwill impairment		47.7	176.5	[1],[2]	27.1	[2]
Gains on disposal of investments and subsidiaries		(40.4)	(237.9)	[1],[2]	(98.7)	[2]
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.4)	(2.0)	[1],[2]	0.3	[2]
Investment write-downs		7.5	2.0	[1],[2]	91.7	[2]
Litigation settlement		(16.8)
Gain on sale of freehold property in New York		(7.9)
Restructuring and transformation costs		153.5	265.5	[1],[2]	56.8	[2]
Headline operating profit		£ 1,560.6	£ 1,651.2	[1],[2]	£ 1,793.1	[2]

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Figures in 2018 have been restated, as described in the accounting policies.